24. Benefit plans (Details 3)	Dec. 31, 2018	Dec. 31, 2017
Benefit Plans Details 3Abstract
Discount rate	5.00%	5.00%
Salary increase	1.00%	1.00%
Inflation	31.00%	18.00%